                              WARBURG PINCUS FUNDS
                                  SHAREHOLDER
                                     GUIDE

                                  Common Class
                               September 16, 1999

      This Shareholder Guide is incorporated into and legally part of each
                   Warburg Pincus (Common Class) prospectus.

                          [Warburg Pincus Funds Logo]

   Warburg Pincus Funds is a division of Credit Suisse Asset Management, LLC

                                BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Shareholder Service Center to receive one by mail or fax. Or you can download it from our Internet Web site: www.warburg.com.

   You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table. If you want to use ACH transfer, be sure to complete the "ACH on Demand" section of the account application.

     INVESTMENT CHECKS

   Please use either a personal or bank check payable in U.S. dollars to Warburg Pincus Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Warburg Pincus Funds. These types of checks may be returned to you and your purchase order may not be processed. Limited exceptions include properly endorsed government checks.

                           MINIMUM INITIAL INVESTMENT

Cash Reserve Fund:        $  1,000
New York Tax Exempt
  Fund:                   $  1,000
Balanced Fund:            $  1,000
Growth & Income Fund:     $  1,000
WorldPerks(R) Funds:      $  5,000
Long-Short Funds          $ 25,000
All other funds:          $  2,500
IRAs:                     $    500*
Transfers/Gifts to
  Minors:                 $    500*

* $25,000 minimum for Long-Short
  Funds.

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  [Warburg Pincus Fund Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

                                HOW TO REACH US

  SHAREHOLDER SERVICE CENTER
  Toll free: 800 -WARBURG
             (800 -927-2874)
  Fax:       212-370-9833

  MAIL
  Warburg Pincus Funds
  P.O. Box 9030
  Boston, MA 02205-9030

  OVERNIGHT/COURIER SERVICE
  Boston Financial
  Attn: Warburg Pincus Funds
  66 Brooks Drive
  Braintree, MA 02184

  INTERNET WEB SITE
  www.warburg.com

           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
BY CHECK
- Complete the New Account Application.        - Make your check payable to Warburg
  For IRAs use the Universal IRA                 Pincus Funds.
  Application.                                 - Write the account number and the fund
- Make your check payable to Warburg             name on your check.
  Pincus Funds.                                - Mail to Warburg Pincus Funds.
- Mail to Warburg Pincus Funds.                - Minimum amount is $100.

BY EXCHANGE
- Call our Shareholder Service Center to       - Call our Shareholder Service Center to
  request an exchange. Be sure to read           request an exchange.
  the current prospectus for the new           - Minimum amount is $250.
  fund. Also please observe the minimum
  initial investment.                          If you do not have telephone privileges,
                                               mail or fax a signed letter of
  If you do not have telephone                 instruction.
  privileges, mail or fax a signed letter
  of instruction.

BY WIRE

- Complete and sign the New Account            - Call our Shareholder Service Center by
  Application.                                   4 p.m. ET to inform us of the incoming
- Call our Shareholder Service Center and        wire. Please be sure to specify your
  fax the signed New Account Application         name, the account number and the fund
  by 4 p.m. ET.                                  name on your wire advice.
- Shareholder Services will telephone you      - Wire the money for receipt that day.
  with your account number. Please be          - Minimum amount is $500.
  sure to specify your name, the account
  number and the fund name on your wire
  advice.
- Wire your initial investment for
  receipt that day.
- Mail the original, signed application
  to Warburg Pincus Funds.

This method is not available for IRAs.

BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER

- Cannot be used to open an account.           - Call our Shareholder Service Center to
                                                 request an ACH transfer from your bank.
                                               - Your purchase will be effective at the
                                                 next NAV calculated after we receive your
                                                 order in proper form.
                                               - Minimum amount is $50.

                                               Requires ACH on Demand privileges.

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                               SELLING SHARES(*)

   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL

Write us a letter of instruction that          - Accounts of any type.
includes:                                      - Sales of any amount.

- your name(s) and signature(s)                For IRAs please use the IRA Distribution
- the fund name and account number             Request Form.
- the dollar amount you want to sell
- how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").

Mail the materials to Warburg Pincus
Funds.

If only a letter of instruction is
required, you can fax it to the
Shareholder Service Center.

BY EXCHANGE

- Call our Shareholder Service Center to       - Accounts with telephone privileges.
  request an exchange. Be sure to read the       If you do not have telephone privileges,
  current prospectus for the new fund. Also      mail or fax a letter of instruction to
  please observe the minimum initial             exchange shares.
  investment.

BY PHONE

Call our Shareholder Service Center to         - Non-IRA accounts with telephone
request a redemption. You can receive the        privileges.
proceeds as:

- a check mailed to the address of record
- an ACH transfer to your bank ($50
  minimum)
- a wire to your bank ($500 minimum)

See "By Wire or ACH Transfer" for
details.

BY WIRE OR ACH TRANSFER

- Complete the "Wire Instructions" or          - Non-IRA accounts with wire-redemption
  "ACH on Demand" section of your New            or ACH on Demand privileges.
  Account Application.                         - Requests by phone or mail.
- For federal-funds wires, proceeds will
  be wired on the next business day. For
  ACH transfers, proceeds will be
  delivered within two business days.

()* For the Japan Small Company Fund only: The fund imposes a 1.00% redemption fee (short-term trading fee) on fund shares redeemed or exchanged less than six months from purchase. This fee is calculated based on the shares' net asset value at redemption and deducted from the redemption proceeds. The fee is paid to the fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. For purposes of computing the redemption fee, any shares bought through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held longest. The redemption fee applies to fund shares purchased on or after November 17, 1999.

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large amounts (other than by exchange)

 - requests to send the proceeds to a different payee or address

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   If the fund has not yet collected payment for the shares you are selling, it will delay sending you the proceeds until your purchase payment clears. This may take up to 10 calendar days after the purchase. To avoid the collection period, consider buying shares by bank wire, bank check, certified check or money order.

     LOW-BALANCE ACCOUNTS

   If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

                        MINIMUM TO KEEP AN ACCOUNT OPEN

Cash Reserve Fund:          $  750
New York Tax Exempt Fund:   $  750
Balanced Fund:              $  500
Growth & Income Fund:       $  500
WorldPerks Funds:           $  750
All other funds:            $2,000
IRAs:                       $  250
Transfers/Gifts to
  Minors:                   $  250

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                              SHAREHOLDER SERVICES

     AUTOMATIC SERVICES

   Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

   For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

   For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

   For automatically reinvesting your dividend and capital-gain distributions into another identically registered Warburg Pincus fund. Not available for IRAs.

     RETIREMENT PLANS

   Warburg Pincus offers a range of tax-advantaged retirement accounts, including:

 - Traditional IRAs

 - Roth IRAs

 - Roth Conversion IRAs

 - Spousal IRAs

 - Rollover IRAs

 - SEP IRAs

   To transfer your IRA to Warburg Pincus, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

     TRANSFERS/GIFTS TO MINORS

   Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act (UGMA). Please consult your tax professional about these types of accounts.

     ACCOUNT CHANGES

   Call our Shareholder Service Center to update your account records whenever you change your address. Shareholder Services can also help you change your account information or privileges.

                                 OTHER POLICIES


     TRANSACTION DETAILS

   You are entitled to capital-gain and earned dividend distributions as soon as your purchase order is executed. For the Intermediate Maturity Government, New York Intermediate Municipal and Fixed Income Funds and the Money Market Funds, you begin to earn dividend distributions the business day after your purchase order is executed. However, if we receive your purchase order and payment to purchase shares of a Money Market Fund before 12 p.m. (noon), you begin to earn dividend distributions on that day.

   Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

 - your investment check or ACH transfer does not clear

 - you place a telephone order by 4 p.m. ET and we do not receive your wire that day

   If you wire money without first calling Shareholder Services to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.

     SPECIAL SITUATIONS

   A fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change its minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements for investments through certain financial-services firms and for employees and clients of its adviser, sub-adviser, distributor and their affiliates and, for the Long-Short Funds, investments through certain financial-services firms ($10,000 minimum) and through retirement plan programs (no minimum)

 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                          [WARBURG PINCUS FUNDS LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874)  B www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WPCOM-31-0999